UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1.	Reports to Stockholders

Fidelity® Emerging Markets Multifactor ETF
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
Fidelity® International Value Factor ETF
Semi-Annual Report
April 30, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Semi-Annual Report

Fidelity® Emerging Markets Multifactor ETF
Investment Summary (Unaudited)
Geographic Diversification as of April 30, 2022

Top Ten Stocks as of April 30, 2022
% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9
Samsung Electronics Co. Ltd.	3.5
Aldar Properties PJSC	2.3
Ruentex Development Co. Ltd.	2.2
Manila Electric Co.	1.8
Petronas Gas Bhd	1.7
China Vanke Co. Ltd.	1.7
Alibaba Group Holding Ltd. ADR	1.7
Guangdong Investment Ltd.	1.7
Longfor Group Holdings Ltd.	1.6
22.1
Top Market Sectors as of April 30, 2022
% of fund's net assets
Financials	17.9
Communication Services	15.8
Information Technology	15.2
Industrials	10.9
Consumer Staples	9.7
Consumer Discretionary	9.5
Real Estate	7.8
Utilities	5.5
Materials	5.0
Energy	1.6

Asset Allocation as of April 30, 2022
	% of funds's net assets
Stocks and Equity Futures		99.8%
Net Other Assets (Liabilities)	0.2%

Semi-Annual Report	4

Fidelity® International High Dividend ETF
Investment Summary (Unaudited)
Geographic Diversification as of April 30, 2022

Top Ten Stocks as of April 30, 2022
% of fund's net assets
Endesa S.A.	2.9
Enel SpA	2.9
Power Assets Holdings Ltd.	2.8
Telefonica S.A.	2.7
Orange S.A.	2.7
Barrick Gold Corp.	2.6
Emera, Inc.	2.4
Enbridge, Inc.	2.3
TOTAL S.A.	2.3
Repsol S.A.	2.3
25.9
Top Market Sectors as of April 30, 2022
% of fund's net assets
Financials	26.2
Materials	15.6
Energy	12.8
Communication Services	11.8
Utilities	11.0
Industrials	9.2
Health Care	4.3
Consumer Discretionary	4.2
Consumer Staples	2.5
Information Technology	1.6

Asset Allocation as of April 30, 2022
	% of funds's net assets
Stocks and Equity Futures		100.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.0%

5	Semi-Annual Report

Fidelity® International Multifactor ETF
Investment Summary (Unaudited)
Geographic Diversification as of April 30, 2022

Top Ten Stocks as of April 30, 2022
% of fund's net assets
Nestle S.A.	2.5
Roche Holding AG	1.8
AstraZeneca PLC	1.6
Novartis AG	1.5
Novo Nordisk A/S Class B	1.5
SSE PLC	1.5
Osaka Gas Co. Ltd.	1.5
Sino Land Co. Ltd.	1.4
KDDI Corp.	1.4
Safestore Holdings PLC	1.4
16.1
Top Market Sectors as of April 30, 2022
% of fund's net assets
Health Care	15.9
Financials	15.5
Consumer Staples	14.3
Industrials	11.5
Communication Services	9.5
Utilities	8.8
Real Estate	7.4
Consumer Discretionary	6.5
Information Technology	4.3
Materials	4.2
Energy	1.3

Asset Allocation as of April 30, 2022
	% of funds's net assets
Stocks and Equity Futures		99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

Semi-Annual Report	6

Fidelity® International Value Factor ETF
Investment Summary (Unaudited)
Geographic Diversification as of April 30, 2022

Top Ten Stocks as of April 30, 2022
% of fund's net assets
Nestle S.A.	2.7
Roche Holding AG	1.8
ASML Holding N.V.	1.8
Shell PLC	1.7
LVMH Moet Hennessy Louis Vuitton SE	1.5
Novartis AG	1.5
Sanofi	1.4
Securitas AB Class B	1.4
Rio Tinto PLC	1.4
Canadian National Railway Co.	1.4
16.6
Top Market Sectors as of April 30, 2022
% of fund's net assets
Financials	19.7
Industrials	15.7
Health Care	11.1
Consumer Discretionary	10.0
Consumer Staples	9.8
Materials	8.7
Information Technology	8.1
Energy	5.8
Communication Services	4.2
Utilities	3.6
Real Estate	2.4

Asset Allocation as of April 30, 2022
	% of funds's net assets
Stocks and Equity Futures		99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

7	Semi-Annual Report

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.2%
	Shares	Value
BRAZIL – 3.5%
Ambev S.A.	91,200	$ 267,401
Banco Bradesco S.A.	36,630	132,993
BB Seguridade Participacoes S.A.	19,000	97,567
Petro Rio S.A. (a)	1,800	9,705
Telefonica Brasil S.A.	17,000	182,591
Vale S.A.	8,500	142,960
TOTAL BRAZIL		833,217
CAYMAN ISLANDS – 12.9%
Alibaba Group Holding Ltd. ADR (a)	4,141	402,050
ANTA Sports Products Ltd.	7,000	81,945
Autohome, Inc. ADR	4,668	135,699
Bosideng International Holdings Ltd.	146,000	73,687
Hengan International Group Co. Ltd.	49,000	232,318
Huazhu Group Ltd. ADR	330	9,979
JD.com, Inc. (a)	7,873	266,509
JD.com, Inc. ADR (a)	2,200	135,652
Kingboard Holdings Ltd.	18,500	84,175
Kingboard Laminates Holdings Ltd.	50,500	78,522
Li Auto, Inc. ADR (a)	608	13,637
Li Ning Co. Ltd.	12,500	99,651
Longfor Group Holdings Ltd. (b)	75,500	375,279
NetEase, Inc. ADR	2,593	247,191
New Oriental Education & Technology, Inc. ADR	338	4,242
NIO, Inc. ADR (a)	3,058	51,068
Pinduoduo, Inc. ADR (a)	985	42,444
Shenzhou International Group Holdings Ltd.	5,500	76,337
SITC International Holdings Co. Ltd.	66,000	222,912
Topsports International Holdings Ltd. (b)	82,000	63,333
Trip.com Group Ltd. ADR (a)	1,037	24,525
Vipshop Holdings Ltd. ADR (a)	817	6,258
Want Want China Holdings Ltd.	255,000	230,425
XPeng, Inc. ADR (a)	705	17,350
Zhongsheng Group Holdings Ltd.	10,000	66,657
TOTAL CAYMAN ISLANDS		3,041,845
CHILE – 0.2%
Falabella S.A.	13,702	38,469
TOTAL CHILE		38,469
CHINA – 8.3%
Agricultural Bank of China Ltd. Class H	250,000	94,314
Anhui Conch Cement Co. Ltd. Class H	16,500	90,216
Bank of China Ltd. Class H	348,000	137,494
Bank of Communications Co. Ltd. Class H	137,000	95,511
China Cinda Asset Management Co. Ltd.	285,000	48,310
China Coal Energy Co. Ltd.	65,000	55,422
China Construction Bank Corp. Class H	341,000	242,946

	Shares	Value

China Shenhua Energy Co. Ltd. Class H	18,500	$ 59,654
China Tower Corp. Ltd. (b)	1,504,000	176,352
China Vanke Co. Ltd.	171,800	408,143
Dongfeng Motor Group Co. Ltd.	82,000	60,302
GF Securities Co. Ltd. Class H	32,600	41,217
Industrial & Commercial Bank of China Ltd. Class H	281,000	169,757
PICC Property & Casualty Co. Ltd. Class H	70,000	71,908
Postal Savings Bank of China Co. Ltd. Class H (b)	91,000	69,588
The People's Insurance Co. Group of China Ltd. Class H	177,000	56,848
TravelSky Technology Ltd. Class H	46,000	70,001
TOTAL CHINA		1,947,983
CYPRUS – 0.0%
TCS Group Holding PLC (c)	789	990
TOTAL CYPRUS		990
HONG KONG – 2.6%
China Merchants Port Holdings Co. Ltd.	130,000	228,316
Guangdong Investment Ltd.	306,000	393,900
TOTAL HONG KONG		622,216
INDIA – 11.0%
Bajaj Auto Ltd.	1,901	92,748
Bharat Electronics Ltd.	80,905	252,476
Coal India Ltd.	18,123	43,350
Deepak Nitrite Ltd.	2,160	65,741
Federal Bank Ltd.	48,311	60,671
Hero MotoCorp Ltd.	2,565	84,110
Hindustan Petroleum Corp. Ltd.	9,712	34,341
Hindustan Unilever Ltd.	9,771	285,662
ICICI Bank Ltd.	19,241	187,093
Indian Energy Exchange Ltd. (b)	20,103	56,423
Indus Towers Ltd. (a)	50,496	138,060
Infosys Ltd.	10,676	218,925
Kotak Mahindra Bank Ltd.	5,252	123,034
L&T Technology Services Ltd. (b)	3,572	191,194
Max Financial Services Ltd. (a)	5,502	54,529
Mindtree Ltd.	432	20,074
NMDC Ltd.	32,641	68,598
SBI Life Insurance Co. Ltd. (b)	4,943	71,485
State Bank of India	13,033	84,616
Tata Consultancy Services Ltd.	3,133	145,362
Tata Elxsi Ltd.	273	27,663
Vedanta Ltd.	16,117	86,096
Wipro Ltd.	6,890	45,860
Zee Entertainment Enterprises Ltd.	45,953	149,174
TOTAL INDIA		2,587,285

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	8

Common Stocks – continued
	Shares	Value
INDONESIA – 2.1%
Astra International Tbk PT	148,500	$ 77,594
Bank Central Asia Tbk PT	257,800	144,487
Telkom Indonesia Persero Tbk PT	719,000	229,136
United Tractors Tbk PT	23,200	48,450
TOTAL INDONESIA		499,667
JERSEY – 0.2%
WNS Holdings Ltd. ADR (a)	612	47,963
TOTAL JERSEY		47,963
LUXEMBOURG – 0.1%
Ternium S.A. ADR	636	27,284
TOTAL LUXEMBOURG		27,284
MALAYSIA – 5.4%
CIMB Group Holdings Bhd	65,000	77,639
DiGi.Com Bhd	188,200	165,137
Hong Leong Bank Bhd	14,700	70,841
Malayan Banking Bhd	48,451	100,942
Nestle Malaysia Bhd	6,300	192,755
Petronas Chemicals Group Bhd	13,600	31,926
Petronas Gas Bhd	105,700	412,263
PPB Group Bhd	56,200	221,779
TOTAL MALAYSIA		1,273,282
MARSHALL ISLANDS – 1.0%
Star Bulk Carriers Corp.	8,823	247,926
TOTAL MARSHALL ISLANDS		247,926
MEXICO – 2.6%
Banco del Bajio S.A. (b)	35,100	86,664
Grupo Aeroportuario del Sureste SAB de CV Class B	10,290	224,556
Grupo Mexico S.A.B. de C.V.	10,700	50,080
Kimberly-Clark de Mexico SAB de CV Class A	154,800	216,099
Orbia Advance Corp. SAB de CV	11,200	26,946
TOTAL MEXICO		604,345
PHILIPPINES – 4.2%
Globe Telecom, Inc.	2,790	121,316
International Container Terminal Services Inc.	64,630	266,914
Manila Electric Co.	63,180	426,484
PLDT, Inc.	4,765	170,319
TOTAL PHILIPPINES		985,033
POLAND – 0.3%
Asseco Poland S.A.	2,276	39,980

	Shares	Value

Polskie Gornictwo Naftowe i Gazownictwo S.A.	19,758	$ 27,738
TOTAL POLAND		67,718
QATAR – 0.9%
Qatar Islamic Bank SAQ	13,023	87,577
Qatar National Bank QPSC	21,032	134,274
TOTAL QATAR		221,851
RUSSIA – 0.3%
Gazprom PJSC (c)	14,450	1,987
Inter RAO UES PJSC (a)(c)	7,348,600	53,227
MMC Norilsk Nickel PJSC (c)	188	1,643
Mobile TeleSystems PJSC (c)	15,647	15,584
Sberbank of Russia PJSC (c)	38,410	310
Surgutneftegas PJSC (c)	56,600	910
VTB Bank PJSC (c)	91,900,000	4,613
TOTAL RUSSIA		78,274
SAUDI ARABIA – 2.4%
Al Rajhi Bank	4,667	219,738
Jarir Marketing Co.	993	50,831
SABIC Agri-Nutrients Co.	1,535	66,543
Southern Province Cement Co.	2,961	52,734
The Saudi National Bank	8,682	182,862
TOTAL SAUDI ARABIA		572,708
SOUTH AFRICA – 3.6%
African Rainbow Minerals Ltd.	4,197	69,495
AVI Ltd.	40,423	175,762
Capitec Bank Holdings Ltd.	1,006	141,405
Discovery Ltd. (a)	3,683	35,456
Kumba Iron Ore Ltd.	1,708	57,667
Momentum Metropolitan Holdings	8,832	9,398
Mr Price Group Ltd.	4,010	54,531
Rand Merchant Investment Holdings Ltd.	33,736	57,612
Truworths International Ltd.	13,107	46,606
Vodacom Group Ltd.	19,997	192,153
TOTAL SOUTH AFRICA		840,085
SOUTH KOREA – 12.1%
Cheil Worldwide, Inc.	6,211	125,110
DB HiTek Co. Ltd.	104	5,606
DGB Financial Group, Inc.	14,453	102,874
GS Engineering & Construction Corp.	6,875	230,170
GS Holdings Corp.	1,151	40,047
Hankook Tire & Technology Co. Ltd.	3,490	96,836
Hyundai Glovis Co. Ltd.	1,653	275,061
Iljin Materials Co. Ltd.	48	3,363
KT&G Corp.	3,629	238,659
See accompanying notes which are an integral part of the financial statements.
9	Semi-Annual Report

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOUTH KOREA – continued
Kumho Petrochemical Co. Ltd.	292	$ 35,919
L&F Co. Ltd. (a)	62	10,825
LEENO Industrial, Inc.	44	6,204
LG Display Co. Ltd.	581	7,748
LG Innotek Co. Ltd.	37	10,281
LG Uplus Corp.	10,433	116,291
Lotte Chemical Corp.	218	34,106
NCSoft Corp.	305	102,355
Pearl Abyss Corp. (a)	1,541	83,675
POSCO	276	63,506
Samsung Electro-Mechanics Co. Ltd.	155	20,486
Samsung Electronics Co. Ltd.	15,319	822,055
Samsung SDI Co. Ltd.	143	69,565
Samsung SDS Co. Ltd.	69	8,158
SK Hynix, Inc.	1,426	127,727
Woongjin Coway Co. Ltd.	1,670	94,270
Woori Financial Group, Inc.	10,376	121,852
TOTAL SOUTH KOREA		2,852,749
TAIWAN – 16.8%
ASE Technology Holding Co. Ltd.	16,000	51,894
Asustek Computer, Inc.	3,000	36,335
Catcher Technology Co. Ltd.	6,000	29,516
Cathay Financial Holding Co. Ltd.	58,000	122,984
Chicony Electronics Co. Ltd.	10,000	27,989
Chipbond Technology Corp.	12,000	27,318
Chunghwa Telecom Co. Ltd.	51,000	226,663
Compal Electronics Inc.	38,000	28,685
Elan Microelectronics Corp.	5,000	25,614
eMemory Technology, Inc.	1,000	43,596
Far EasTone Telecommunications Co. Ltd.	76,000	213,493
Feng Hsin Steel Co. Ltd.	25,000	70,567
Gigabyte Technology Co. Ltd.	6,000	22,086
Hon Hai Precision Industry Co. Ltd.	40,000	138,420
International Games System Co. Ltd.	6,000	148,598
Lite-On Technology Corp.	16,000	35,284
MediaTek, Inc.	5,000	140,795
Novatek Microelectronics Corp.	2,000	27,039
Phison Electronics Corp.	2,000	26,293
Pou Chen Corp.	70,000	73,502
Quanta Computer, Inc.	15,000	42,646
Radiant Opto-Electronics Corp.	9,000	31,297
Realtek Semiconductor Corp.	2,000	27,650
Ruentex Development Co. Ltd.	192,000	510,037
Simplo Technology Co. Ltd.	2,000	19,779
SinoPac Financial Holdings Co. Ltd.	167,000	103,399
Taichung Commercial Bank Co. Ltd.	177,000	89,775
Taishin Financial Holding Co. Ltd.	143,000	94,119
Taiwan Fertilizer Co. Ltd.	31,000	78,774
Taiwan Mobile Co. Ltd.	51,000	187,732

	Shares	Value

Taiwan Semiconductor Manufacturing Co. Ltd.	51,000	$ 930,875
Tripod Technology Corp.	7,000	29,448
Union Bank Of Taiwan (a)	165,000	90,685
Voltronic Power Technology Corp.	5,000	221,370
TOTAL TAIWAN		3,974,257
THAILAND – 1.5%
Advanced Info Service PCL	3,000	18,832
Advanced Info Service PCL NVDR	25,000	156,935
Intouch Holdings PCL	71,100	145,314
Intouch Holdings PCL Class F	3,700	7,562
The Siam Cement PCL	300	3,241
The Siam Cement PCL NVDR	1,800	19,445
TOTAL THAILAND		351,329
TURKEY – 2.4%
BIM Birlesik Magazalar AS	38,276	215,264
Enka Insaat ve Sanayi AS	194,666	207,953
Haci Omer Sabanci Holding AS	53,228	71,802
Turkiye Garanti Bankasi AS	67,991	68,558
TOTAL TURKEY		563,577
UNITED ARAB EMIRATES – 3.6%
Aldar Properties PJSC	352,588	542,362
Dubai Islamic Bank PJSC	41,565	72,990
Emirates Telecommunications Group Co. PJSC	24,496	233,419
TOTAL UNITED ARAB EMIRATES		848,771
UNITED STATES OF AMERICA – 0.2%
Yum China Holdings, Inc.	961	40,170
TOTAL UNITED STATES OF AMERICA		40,170
TOTAL COMMON STOCKS (Cost $24,532,667)		23,168,994
Preferred Stock – 0.7%

BRAZIL – 0.7%
Itausa - Investimentos Itau S.A.	51,810	96,355
Petroleo Brasileiro S.A.	9,600	58,699
TOTAL BRAZIL		155,054

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	10

Preferred Stock – continued
	Shares	Value
RUSSIA – 0.0%
Transneft PJSC (c)	12	$ 4,574
TOTAL RUSSIA		4,574
TOTAL PREFERRED STOCKS (Cost $197,514)		159,628
TOTAL INVESTMENT IN SECURITIES – 98.9% (Cost $24,730,181)		23,328,622
NET OTHER ASSETS (LIABILITIES) – 1.1%		266,210
NET ASSETS – 100.0%		$ 23,594,832

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,090,318 or 4.6% of net assets.
(c)	Level 3 security.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Contracts (United States)	4	June 2022	$211,480	$2,247	$2,247
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.32%	$50,336	$816,493	$866,829	$59	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
11	Semi-Annual Report

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 3,688,691	$ 3,673,107	$ —	$ 15,584
Consumer Discretionary	2,245,293	2,245,293	—	—
Consumer Staples	2,276,124	2,276,124	—	—
Energy	321,604	318,707	—	2,897
Financials	4,190,150	4,184,237	—	5,913
Industrials	2,568,848	2,568,848	—	—
Information Technology	3,613,102	3,613,102	—	—
Materials	1,143,487	1,141,844	—	1,643
Real Estate	1,835,821	1,835,821	—	—
Utilities	1,285,874	1,232,647	—	53,227
Preferred Stock	159,628	155,054	—	4,574
Total Investments in Securities:	$ 23,328,622	$ 23,244,784	$ —	$ 83,838

Derivative Instruments:
Assets
Futures Contracts	$ 2,247	$ 2,247	$ —	$ —
Total Assets	$ 2,247	$ 2,247	—	$ —
Total Derivative Instruments:	$ 2,247	$ 2,247	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$2,247	$0
Total Equity Risk	2,247	0
Total Value of Derivatives	$2,247	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	12

Fidelity® International High Dividend ETF
Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.2%
	Shares	Value
AUSTRALIA – 7.7%
Australia & New Zealand Banking Group Ltd.	74,555	$ 1,446,423
BHP Group Ltd.	67,396	2,299,438
Fortescue Metals Group Ltd.	97,445	1,497,863
Sonic Healthcare Ltd.	10,277	268,252
Wesfarmers Ltd.	10,868	381,611
Westpac Banking Corp.	96,209	1,632,014
Woolworths Group Ltd.	9,238	252,818
TOTAL AUSTRALIA		7,778,419
BERMUDA – 0.4%
Jardine Matheson Holdings Ltd.	6,882	365,641
TOTAL BERMUDA		365,641
CANADA – 17.6%
Barrick Gold Corp.	114,832	2,574,185
BCE, Inc.	40,340	2,155,801
Canadian National Railway Co.	6,631	783,859
Emera, Inc.	49,373	2,396,313
Enbridge, Inc.	53,901	2,364,297
Great-West Lifeco, Inc.	34,668	961,335
Manulife Financial Corp.	61,405	1,206,912
Royal Bank of Canada	17,028	1,728,714
TC Energy Corp.	41,452	2,203,876
The Bank of Nova Scotia	21,146	1,345,978
TOTAL CANADA		17,721,270
FINLAND – 0.6%
Kone Oyj Class B	8,520	414,265
Orion Oyj Class B	5,264	207,914
TOTAL FINLAND		622,179
FRANCE – 10.3%
Atos SE	4,892	120,763
AXA S.A.	46,217	1,241,344
BNP Paribas S.A.	21,864	1,146,467
Bouygues S.A.	15,186	526,273
Carrefour S.A.	9,075	193,005
Danone S.A.	3,577	217,508
Faurecia SE	11,291	250,974
La Francaise des Jeux SAEM (a)	12,697	476,986
Orange S.A.	225,474	2,692,143
Sanofi	4,336	462,824
Schneider Electric SE	4,885	709,628
TOTAL S.A.	46,816	2,332,374
TOTAL FRANCE		10,370,289
GERMANY – 4.4%
Allianz SE	6,642	1,514,909
BASF SE	29,904	1,590,296

	Shares	Value

Daimler AG	5,970	$ 422,599
SAP SE	2,790	287,150
Siemens AG	5,253	652,696
TOTAL GERMANY		4,467,650
HONG KONG – 5.2%
BOC Hong Kong Holdings Ltd.	342,500	1,250,629
Hang Seng Bank Ltd.	66,900	1,189,443
Power Assets Holdings Ltd.	419,500	2,825,663
TOTAL HONG KONG		5,265,735
IRELAND – 1.6%
Smurfit Kappa Group PLC	36,769	1,577,955
TOTAL IRELAND		1,577,955
ITALY – 2.9%
Enel SpA	439,706	2,884,331
TOTAL ITALY		2,884,331
JAPAN – 16.4%
Canon, Inc.	8,800	203,427
Honda Motor Co. Ltd.	13,700	361,534
Iida Group Holdings Co. Ltd.	14,200	227,752
ITOCHU Corp.	20,400	619,117
Japan Tobacco, Inc.	20,500	351,820
JXTG Holdings, Inc.	419,700	1,477,826
Kajima Corp.	42,900	480,125
Mitsubishi Corp.	19,800	669,832
Mitsui & Co. Ltd.	25,200	612,689
Mizuho Financial Group, Inc.	112,800	1,374,304
Nintendo Co. Ltd.	4,900	2,265,815
Nomura Holdings, Inc.	305,300	1,178,218
Otsuka Holdings Co. Ltd.	9,900	333,388
Seiko Epson Corp.	12,000	168,385
Sekisui House Ltd.	16,000	278,975
Shin-Etsu Chemical Co. Ltd.	13,100	1,818,489
SoftBank Corp.	183,300	2,143,404
Sumitomo Corp.	36,000	572,816
Takeda Pharmaceutical Co. Ltd.	13,800	401,453
Tokyo Electron Ltd.	600	256,931
Toyota Motor Corp.	44,135	761,530
TOTAL JAPAN		16,557,830
NETHERLANDS – 1.6%
ASR Nederland N.V.	24,015	1,098,003
BE Semiconductor Industries N.V.	2,238	138,684
Koninklijke Ahold Delhaize N.V.	6,351	188,202
Koninklijke Philips N.V.	8,061	212,599
TOTAL NETHERLANDS		1,637,488

See accompanying notes which are an integral part of the financial statements.
13	Semi-Annual Report

Fidelity® International High Dividend ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
NORWAY – 1.9%
Yara International ASA	36,812	$ 1,899,365
TOTAL NORWAY		1,899,365
SINGAPORE – 0.2%
Venture Corp. Ltd.	19,200	238,453
TOTAL SINGAPORE		238,453
SPAIN – 8.7%
ACS Actividades de Construccion y Servicios S.A.	18,777	487,098
Endesa S.A.	140,249	2,963,553
Industria de Diseno Textil S.A.	13,479	285,815
Repsol S.A.	153,365	2,311,205
Telefonica S.A.	567,097	2,771,735
TOTAL SPAIN		8,819,406
SWEDEN – 4.1%
Investor AB	64,580	1,260,429
Skandinaviska Enskilda Banken AB	94,290	1,073,999
Swedbank AB Class A	65,727	1,053,353
Telefonaktiebolaget LM Ericsson	17,537	142,092
Volvo AB Class B (b)	36,275	586,869
TOTAL SWEDEN		4,116,742
SWITZERLAND – 4.3%
ABB Ltd.	15,364	468,526
Cie Financiere Richemont S.A.	3,373	401,361
Lonza Group AG	252	150,164
Nestle S.A.	5,487	712,267
Novartis AG	5,801	517,019
Roche Holding AG	1,677	626,122
Zurich Insurance Group AG	3,176	1,459,000
TOTAL SWITZERLAND		4,334,459
UNITED KINGDOM – 11.3%
AstraZeneca PLC	4,955	664,901
BAE Systems PLC	64,905	603,013
BP PLC	463,315	2,277,616
British American Tobacco PLC	6,438	270,939
Direct Line Insurance Group PLC	307,017	977,912

	Shares	Value

GlaxoSmithKline PLC	19,473	$ 439,337
Imperial Brands PLC	6,969	145,768
Legal & General Group PLC	349,630	1,106,620
M&G PLC	443,796	1,193,493
Persimmon PLC	12,510	329,833
RELX PLC	20,075	603,136
Rio Tinto PLC	31,991	2,291,799
The Sage Group PLC	19,643	181,856
Unilever PLC	6,446	300,977
TOTAL UNITED KINGDOM		11,387,200
TOTAL COMMON STOCKS (Cost $105,167,791)		100,044,412
Money Market Funds – 0.3%

Fidelity Cash Central Fund, 0.32% (c)	101,678	101,698
Fidelity Securities Lending Cash Central Fund, 0.32% (c)(d)	171,683	171,700
TOTAL MONEY MARKET FUNDS (Cost $273,398)		273,398
TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $105,441,189)		100,317,810
NET OTHER ASSETS (LIABILITIES) – 0.5%		537,806
NET ASSETS – 100.0%		$100,855,616

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $476,986 or 0.5% of net assets.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	14

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Russell 2000 Index Contracts (United States)	8	June 2022	$798,640	$(44,993)	$(44,993)
The notional amount of futures purchased as a percentage of Net Assets is 0.8%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.32%	$ 56,466	$20,231,927	$20,186,695	$ 194	$—	$—	$101,698	0.0%
Fidelity Securities Lending Cash Central Fund, 0.32%	4,768,155	10,603,926	15,200,381	12,395	—	—	$171,700	0.0%
Total	$4,824,621	$30,835,853	$35,387,076	$12,589	$—	$—	$273,398
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
15	Semi-Annual Report

Fidelity® International High Dividend ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 12,028,898	$ 12,028,898	$ —	$ —
Consumer Discretionary	4,178,970	4,178,970	—	—
Consumer Staples	2,633,304	2,633,304	—	—
Energy	12,967,194	12,967,194	—	—
Financials	26,439,499	26,439,499	—	—
Health Care	4,283,973	4,283,973	—	—
Industrials	9,155,583	9,155,583	—	—
Information Technology	1,737,741	1,737,741	—	—
Materials	15,549,390	15,549,390	—	—
Utilities	11,069,860	11,069,860	—	—
Money Market Funds	273,398	273,398	—	—
Total Investments in Securities:	$ 100,317,810	$ 100,317,810	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (44,993)	$ (44,993)	$ —	$ —
Total Liabilities	$ (44,993)	$ (44,993)	$ —	$ —
Total Derivative Instruments:	$ (44,993)	$ (44,993)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(44,993)
Total Equity Risk	0	(44,993)
Total Value of Derivatives	$0	$(44,993)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	16

Fidelity® International Multifactor ETF
Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.2%
	Shares	Value
AUSTRALIA – 5.6%
ASX Ltd.	838	$ 51,614
BHP Group Ltd.	2,623	89,492
Commonwealth Bank of Australia	1,813	133,840
Fortescue Metals Group Ltd.	1,720	26,439
JB Hi-Fi Ltd.	1,148	43,214
Medibank Pvt Ltd.	20,729	47,139
Rio Tinto Ltd.	344	27,583
Sonic Healthcare Ltd.	5,725	149,435
Suncorp Group Ltd.	6,185	50,371
Telstra Corp. Ltd.	69,398	199,244
Wesfarmers Ltd.	1,573	55,233
TOTAL AUSTRALIA		873,604
AUSTRIA – 0.2%
OMV AG	107	5,543
Raiffeisen Bank International AG	1,814	21,012
TOTAL AUSTRIA		26,555
BELGIUM – 0.3%
Sofina S.A.	140	43,422
TOTAL BELGIUM		43,422
BERMUDA – 0.5%
Jardine Matheson Holdings Ltd.	1,377	73,160
TOTAL BERMUDA		73,160
CANADA – 9.2%
Bank of Montreal	684	72,898
Canadian Apartment Properties REIT	4,096	161,270
Canadian Imperial Bank of Commerce	524	58,228
Canadian National Railway Co.	673	79,556
Canadian Natural Resources Ltd.	455	28,306
Canadian Utilities Ltd.	6,510	196,719
CGI, Inc. (a)	339	27,172
Constellation Software, Inc.	21	33,222
Crescent Point Energy Corp.	2,244	15,627
Empire Co. Ltd.	3,367	111,781
Great-West Lifeco, Inc.	1,044	28,950
Loblaw Cos. Ltd.	1,414	130,010
Manulife Financial Corp.	2,664	52,361
National Bank of Canada	573	40,225
Open Text Corp.	571	22,986
Power Corp. of Canada	1,225	36,231
Royal Bank of Canada	1,221	123,958
Stantec, Inc.	738	34,052
TFI International, Inc.	413	33,394
The Bank of Nova Scotia	1,211	77,082
West Fraser Timber Co. Ltd.	494	43,643

	Shares	Value

Whitecap Resources, Inc.	2,083	$ 17,162
TOTAL CANADA		1,424,833
DENMARK – 2.9%
Coloplast A/S Class B	525	71,402
Novo Nordisk A/S Class B	2,016	232,240
Novozymes A/S Class B	568	39,809
Pandora A/S	413	36,841
Ringkjoebing Landbobank A/S	413	51,074
SimCorp A/S	307	21,769
TOTAL DENMARK		453,135
FINLAND – 0.8%
Kone Oyj Class B	1,109	53,923
Orion Oyj Class B	1,625	64,183
TOTAL FINLAND		118,106
FRANCE – 7.6%
Bureau Veritas S.A.	1,722	49,830
Dassault Systemes SE	862	38,680
Edenred	725	36,743
EssilorLuxottica S.A.	230	39,744
Hermes International	28	35,047
La Francaise des Jeux SAEM (b)	377	14,163
Legrand S.A.	593	53,025
L'Oreal S.A.	372	136,923
LVMH Moet Hennessy Louis Vuitton SE	162	105,874
Pernod Ricard S.A.	487	101,545
Publicis Groupe S.A.	2,847	172,938
Sanofi	1,590	169,716
Schneider Electric SE	619	89,920
Societe Generale S.A. (a)	1,877	45,880
Sodexo S.A.	183	13,923
Teleperformance	153	55,314
TOTAL S.A.	490	24,412
TOTAL FRANCE		1,183,677
GERMANY – 3.5%
Deutsche Post AG	1,264	54,565
GEA Group AG	911	35,722
Knorr-Bremse AG	420	30,280
Merck KGaA	396	73,923
Siemens Healthineers AG (b)	1,185	64,081
TAG Immobilien AG	8,560	172,119
Uniper SE	4,307	111,411
TOTAL GERMANY		542,101
HONG KONG – 1.4%
Sino Land Co. Ltd.	167,532	222,916
TOTAL HONG KONG		222,916

See accompanying notes which are an integral part of the financial statements.
17	Semi-Annual Report

Fidelity® International Multifactor ETF
Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
IRELAND – 0.4%
Kingspan Group PLC	667	$ 62,667
TOTAL IRELAND		62,667
ISRAEL – 1.9%
Bank Hapoalim BM	5,879	54,857
Bank Leumi Le-Israel BM	6,028	63,680
ICL Group Ltd.	3,519	38,839
Israel Discount Bank Ltd. Class A	8,699	51,805
Mizrahi Tefahot Bank Ltd.	1,461	54,434
Nice Ltd. (a)	131	26,944
TOTAL ISRAEL		290,559
ITALY – 2.3%
Assicurazioni Generali SpA	3,268	62,401
Moncler SpA	700	37,130
Recordati Industria Chimica e Farmaceutica SpA	1,208	58,609
Snam SpA	36,476	201,021
TOTAL ITALY		359,161
JAPAN – 21.5%
Advance Residence Investment Corp.	71	195,365
Astellas Pharma, Inc.	7,100	108,396
Bandai Namco Holdings, Inc.	600	41,027
CyberAgent, Inc.	13,600	145,489
Dai Nippon Printing Co. Ltd.	2,200	46,170
Daito Trust Construction Co. Ltd.	1,900	183,606
Daiwa Securities Group, Inc.	10,800	53,016
Food & Life Cos. Ltd.	1,200	28,759
FUJIFILM Holdings Corp.	700	38,755
Fujitsu Ltd.	300	43,266
Hitachi Ltd.	1,600	74,986
Honda Motor Co. Ltd.	2,100	55,418
Hoya Corp.	1,000	100,262
Iida Group Holdings Co. Ltd.	1,700	27,266
Inpex Corp.	1,200	14,190
ITOCHU Corp.	2,400	72,837
Japan Tobacco, Inc.	6,200	106,404
Kajima Corp.	4,300	48,124
Kao Corp.	2,600	104,975
KDDI Corp.	6,400	214,140
Medipal Holdings Corp.	5,200	85,449
Mitsui & Co. Ltd.	3,000	72,939
Nippon Telegraph & Telephone Corp.	6,700	198,942
Nissan Chemical Corp.	900	48,001
Nitori Holdings Co. Ltd.	300	30,912
NOF Corp.	1,100	41,433
Nomura Research Institute Ltd.	1,200	34,362
Obayashi Corp.	6,300	43,569

	Shares	Value

Obic Co. Ltd.	300	$ 44,643
Open House Group Co. Ltd.	700	27,231
ORIX Corp.	3,700	67,797
Osaka Gas Co. Ltd.	12,700	229,867
Otsuka Corp.	1,000	32,996
Secom Co. Ltd.	800	56,647
Sekisui House Ltd.	2,100	36,616
Shimano, Inc.	200	35,968
Shionogi & Co. Ltd.	1,600	89,793
Sojitz Corp.	3,000	46,010
Sony Corp.	1,000	86,601
Sumitomo Mitsui Trust Holdings, Inc.	1,900	59,115
Taisei Corp.	1,600	43,532
The Shizuoka Bank Ltd.	8,200	53,228
Toppan Printing Co. Ltd.	2,700	44,847
Toyo Suisan Kaisha Ltd.	2,800	86,555
Trend Micro, Inc.	700	39,225
TOTAL JAPAN		3,338,729
JERSEY – 0.8%
Experian PLC	1,513	53,036
Man Group PLC	24,508	72,309
TOTAL JERSEY		125,345
LUXEMBOURG – 0.3%
B&M European Value Retail S.A.	6,268	38,576
Tenaris S.A.	493	7,703
TOTAL LUXEMBOURG		46,279
NETHERLANDS – 2.2%
ASML Holding N.V.	224	129,498
Koninklijke Ahold Delhaize N.V.	2,991	88,634
NN Group N.V.	1,117	55,313
Wolters Kluwer N.V.	698	71,117
TOTAL NETHERLANDS		344,562
NORWAY – 0.9%
Equinor ASA	350	12,061
Norsk Hydro ASA	4,467	38,329
Orkla ASA	7,812	64,029
Yara International ASA	648	33,434
TOTAL NORWAY		147,853
PORTUGAL – 0.4%
Jeronimo Martins SGPS S.A.	3,142	65,630
TOTAL PORTUGAL		65,630
SINGAPORE – 1.5%
DBS Group Holdings Ltd.	2,700	66,322
Oversea-Chinese Banking Corp. Ltd.	6,681	59,945

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	18

Common Stocks – continued
	Shares	Value
SINGAPORE – continued
Singapore Exchange Ltd.	5,900	$ 41,828
United Overseas Bank Ltd.	2,700	58,638
TOTAL SINGAPORE		226,733
SPAIN – 3.1%
Banco de Sabadell S.A.	62,152	48,782
Enagas S.A.	9,027	195,889
Industria de Diseno Textil S.A.	1,937	41,073
Red Electrica Corp. S.A.	9,943	200,714
TOTAL SPAIN		486,458
SWEDEN – 3.7%
Atlas Copco AB Class A	1,259	58,095
Epiroc AB	2,295	47,243
Essity AB Class B	2,914	77,660
Evolution Gaming Group AB (b)	427	44,752
Getinge AB	1,716	50,218
Investor AB	4,049	79,026
Kinnevik AB (a)	2,049	40,820
Lundin Energy AB	162	6,782
Securitas AB Class B	3,231	38,584
Skandinaviska Enskilda Banken AB	5,088	57,954
Swedish Match AB	10,054	80,733
TOTAL SWEDEN		581,867
SWITZERLAND – 12.5%
Bachem Holding AG	90	39,778
Chocoladefabriken Lindt & Spruengli AG	8	90,331
Cie Financiere Richemont S.A.	551	65,565
EMS-Chemie Holding AG	33	29,799
Galenica AG (b)	763	56,597
Geberit AG	84	48,462
Givaudan S.A.	11	44,141
Kuehne + Nagel International AG	177	50,165
Logitech International S.A.	405	26,887
Nestle S.A.	2,949	382,810
Novartis AG	2,680	238,857
Partners Group Holding AG	52	56,117
Roche Holding AG	763	284,872
Sika AG	151	46,825
Sonova Holding AG	189	69,163
Straumann Holding AG	420	50,431
Swisscom AG	341	202,636
Tecan Group AG	115	35,022
The Swatch Group AG	156	40,903
UBS Group AG	5,055	87,049
TOTAL SWITZERLAND		1,946,410

	Shares	Value
UNITED KINGDOM – 15.7%
Admiral Group PLC	1,689	$ 53,522
AstraZeneca PLC	1,882	252,542
Auto Trader Group PLC (b)	21,461	171,042
Avast PLC (b)	4,084	28,919
Barclays PLC	33,236	61,841
British American Tobacco PLC	3,495	147,085
Croda International PLC	352	34,489
Diageo PLC	3,301	166,543
GlaxoSmithKline PLC	7,128	160,817
Greggs PLC	1,265	37,323
Halma PLC	958	29,769
IG Group Holdings PLC	5,902	60,428
IMI PLC	1,892	32,187
Imperial Brands PLC	3,655	76,450
J Sainsbury PLC	18,239	53,423
Phoenix Group Holdings PLC	7,410	56,657
RELX PLC	2,487	74,720
Rightmove PLC	22,118	171,724
Rio Tinto PLC	886	63,472
Royal Mail PLC	6,911	29,900
Safestore Holdings PLC	13,240	209,448
Shell PLC	1,428	38,959
SSE PLC	9,895	232,127
The Sage Group PLC	3,220	29,811
Unilever PLC	3,539	165,243
TOTAL UNITED KINGDOM		2,438,441
TOTAL COMMON STOCKS (Cost $15,674,038)		15,422,203
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 0.32% (c) (Cost $20,015)	20,011	20,015
TOTAL INVESTMENT IN SECURITIES – 99.3% (Cost $15,694,053)		15,442,218
NET OTHER ASSETS (LIABILITIES) – 0.7%		102,064
NET ASSETS – 100.0%		$ 15,544,282

See accompanying notes which are an integral part of the financial statements.
19	Semi-Annual Report

Fidelity® International Multifactor ETF
Schedule of Investments (Unaudited)–continued
Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $379,554 or 2.4% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2022	$99,830	$(1,419)	$(1,419)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.32%	$119,828	$446,004	$545,817	$45	$—	$—	$20,015	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	20

Investment Valuation
The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 1,476,155	$ 1,476,155	$ —	$ —
Consumer Discretionary	1,019,159	1,019,159	—	—
Consumer Staples	2,236,764	2,236,764	—	—
Energy	170,745	170,745	—	—
Financials	2,411,169	2,411,169	—	—
Health Care	2,505,786	2,505,786	—	—
Industrials	1,758,578	1,758,578	—	—
Information Technology	685,647	685,647	—	—
Materials	645,728	645,728	—	—
Real Estate	1,144,724	1,144,724	—	—
Utilities	1,367,748	1,367,748	—	—
Money Market Fund	20,015	20,015	—	—
Total Investments in Securities:	$ 15,442,218	$ 15,442,218	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (1,419)	$ (1,419)	$ —	$ —
Total Liabilities	$ (1,419)	$ (1,419)	$ —	$ —
Total Derivative Instruments:	$ (1,419)	$ (1,419)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(1,419)
Total Equity Risk	0	(1,419)
Total Value of Derivatives	$0	$(1,419)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
21	Semi-Annual Report

Fidelity® International Value Factor ETF
Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.1%
	Shares	Value
AUSTRALIA – 5.0%
Aristocrat Leisure Ltd.	13,906	$ 332,638
ASX Ltd.	6,667	410,634
BHP Group Ltd.	15,868	541,390
Fortescue Metals Group Ltd.	13,727	211,003
Macquarie Group Ltd.	3,573	525,554
TOTAL AUSTRALIA		2,021,219
AUSTRIA – 0.8%
ams AG (a)	13,267	165,931
OMV AG	3,241	167,878
TOTAL AUSTRIA		333,809
CANADA – 12.1%
Alimentation Couche-Tard, Inc.	8,148	364,606
Bausch Health Cos., Inc. (a)	12,518	239,086
Canadian National Railway Co.	4,687	554,056
Canadian Natural Resources Ltd.	7,608	473,309
CGI, Inc. (a)	5,416	434,111
Fairfax Financial Holdings Ltd.	884	488,235
Fortis, Inc.	3,587	175,442
Manulife Financial Corp.	24,094	473,566
Onex Corp.	5,896	356,099
Power Corp. of Canada	13,817	408,656
Suncor Energy, Inc.	12,218	441,475
West Fraser Timber Co. Ltd.	5,137	453,831
TOTAL CANADA		4,862,472
CAYMAN ISLANDS – 1.2%
CK Asset Holdings Ltd.	29,000	197,371
CK Hutchison Holdings Ltd.	41,500	291,965
TOTAL CAYMAN ISLANDS		489,336
DENMARK – 0.8%
AP Moller - Maersk A/S Class B	109	319,674
TOTAL DENMARK		319,674
FRANCE – 11.3%
Atos SE	5,902	145,696
AXA S.A.	13,873	372,615
BNP Paribas S.A.	6,694	351,009
Bouygues S.A.	12,586	436,169
Carrefour S.A.	14,330	304,768
Cie de Saint-Gobain	7,444	442,362
LVMH Moet Hennessy Louis Vuitton SE	927	605,833
Publicis Groupe S.A.	6,246	379,407
Sanofi	5,398	576,182
Societe Generale S.A. (a)	9,393	229,595
Sodexo S.A.	3,029	230,456

	Shares	Value

TOTAL S.A.	8,738	$ 435,327
TOTAL FRANCE		4,509,419
GERMANY – 10.1%
Allianz SE	2,085	475,547
Bayerische Motoren Werke AG	3,767	311,999
Daimler AG	5,842	413,539
Deutsche Bank AG (a)	24,307	246,836
Deutsche Post AG	9,492	409,756
Fresenius Medical Care AG & Co. KGaA	4,665	292,525
Fresenius SE & Co. KGaA	7,881	281,015
HeidelbergCement AG	5,623	327,802
RWE AG	12,115	505,989
SAP SE	4,144	426,504
Vonovia SE	8,324	333,693
TOTAL GERMANY		4,025,205
HONG KONG – 1.2%
AIA Group Ltd.	47,400	469,702
TOTAL HONG KONG		469,702
ITALY – 1.2%
Enel SpA	74,872	491,136
TOTAL ITALY		491,136
JAPAN – 21.7%
Brother Industries Ltd.	20,900	365,218
Chubu Electric Power Co., Inc.	26,400	267,342
Daiwa House Industry Co. Ltd.	11,900	288,682
Fujitsu Ltd.	3,100	447,079
Hitachi Ltd.	9,100	426,483
Honda Motor Co. Ltd.	15,400	406,395
Iida Group Holdings Co. Ltd.	16,900	271,057
Japan Tobacco, Inc.	30,300	520,007
JXTG Holdings, Inc.	41,400	145,775
Kajima Corp.	30,000	335,752
KDDI Corp.	10,100	337,940
Mitsubishi Corp.	13,800	466,852
Mitsubishi Electric Corp.	34,000	359,000
Mitsui & Co. Ltd.	17,600	427,910
Mizuho Financial Group, Inc.	32,200	392,310
NEC Corp.	9,200	358,598
Nippon Steel Corp.	30,600	488,783
Otsuka Holdings Co. Ltd.	10,900	367,063
Panasonic Corp.	38,800	347,541
SoftBank Group Corp.	7,500	305,013
Sony Corp.	6,000	519,605
Sumitomo Mitsui Financial Group, Inc.	13,000	392,830
Takeda Pharmaceutical Co. Ltd.	15,200	442,180
TOTAL JAPAN		8,679,415

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	22

Common Stocks – continued
	Shares	Value
LUXEMBOURG – 1.0%
ArcelorMittal S.A.	13,761	$ 408,150
TOTAL LUXEMBOURG		408,150
NETHERLANDS – 5.4%
ASML Holding N.V.	1,252	723,797
Koninklijke Ahold Delhaize N.V.	9,939	294,528
Koninklijke Philips N.V.	10,969	289,294
NN Group N.V.	5,818	288,103
Prosus N.V.	5,868	288,413
Randstad N.V.	4,950	265,591
TOTAL NETHERLANDS		2,149,726
SINGAPORE – 1.7%
CapitaLand Integrated Commercial Trust	71,000	119,799
Oversea-Chinese Banking Corp. Ltd.	30,800	276,350
Singapore Telecommunications Ltd.	133,300	267,391
TOTAL SINGAPORE		663,540
SPAIN – 0.9%
Banco Santander S.A.	118,186	351,162
TOTAL SPAIN		351,162
SWEDEN – 2.5%
Essity AB Class B	10,066	268,266
Securitas AB Class B	47,115	562,637
Telefonaktiebolaget LM Ericsson	23,117	187,304
TOTAL SWEDEN		1,018,207
SWITZERLAND – 8.0%
Adecco Group AG	7,684	302,009
Galenica AG (b)	1,693	125,582
Nestle S.A.	8,263	1,072,619
Novartis AG	6,773	603,649
Roche Holding AG	1,943	725,435
UBS Group AG	22,878	393,969
TOTAL SWITZERLAND		3,223,263
UNITED KINGDOM – 14.2%
Anglo American PLC	11,703	526,895

	Shares	Value

Barclays PLC	118,257	$ 220,035
British American Tobacco PLC	11,784	495,922
GlaxoSmithKline PLC	24,495	552,640
HSBC Holdings PLC	77,620	488,527
Imperial Brands PLC	14,428	301,785
J Sainsbury PLC	76,233	223,293
Kingfisher PLC	89,445	284,452
RELX PLC	14,950	449,160
Rio Tinto PLC	7,751	555,273
Royal Mail PLC	55,913	241,905
Shell PLC	24,074	656,788
Standard Chartered PLC	36,094	250,054
Vodafone Group PLC	281,662	429,798
TOTAL UNITED KINGDOM		5,676,527
TOTAL COMMON STOCKS (Cost $42,183,371)		39,691,962
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 0.32% (c) (Cost $62,233)	62,220	62,233
TOTAL INVESTMENT IN SECURITIES – 99.2% (Cost $42,245,604)		39,754,195
NET OTHER ASSETS (LIABILITIES) – 0.8%		300,790
NET ASSETS – 100.0%		$ 40,054,985

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,582 or 0.3% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Russell 2000 Index Contracts (United States)	3	June 2022	$299,490	$(12,076)	$(12,076)
The notional amount of futures purchased as a percentage of Net Assets is 0.7%
See accompanying notes which are an integral part of the financial statements.
23	Semi-Annual Report

Fidelity® International Value Factor ETF
Schedule of Investments (Unaudited)–continued
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.32%	$33,305	$3,454,095	$3,425,167	$ 49	$—	$—	$62,233	0.0%
Fidelity Securities Lending Cash Central Fund, 0.32%	—	348,006	348,006	1,188	—	—	$ —	0.0%
Total	$33,305	$3,802,101	$3,773,173	$1,237	$—	$—	$62,233
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 1,719,549	$ 1,719,549	$ —	$ —
Consumer Discretionary	4,011,928	4,011,928	—	—
Consumer Staples	3,845,794	3,845,794	—	—
Energy	2,320,552	2,320,552	—	—
Financials	7,861,388	7,861,388	—	—
Health Care	4,494,651	4,494,651	—	—
Industrials	6,291,281	6,291,281	—	—
Information Technology	3,254,238	3,254,238	—	—
Materials	3,513,127	3,513,127	—	—
Real Estate	939,545	939,545	—	—
Utilities	1,439,909	1,439,909	—	—
Money Market Fund	62,233	62,233	—	—
Total Investments in Securities:	$ 39,754,195	$ 39,754,195	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (12,076)	$ (12,076)	$ —	$ —
Total Liabilities	$ (12,076)	$ (12,076)	$ —	$ —
Total Derivative Instruments:	$ (12,076)	$ (12,076)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(12,076)
Total Equity Risk	0	(12,076)
Total Value of Derivatives	$0	$(12,076)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	24

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25

Financial Statements
Statements of Assets and Liabilities
April 30, 2022 (Unaudited)
	Fidelity Emerging Markets Multifactor ETF	Fidelity International High Dividend ETF	Fidelity International Multifactor ETF	Fidelity International Value Factor ETF
Assets
Investments in securities, at value (including securities loaned of $—, $163,401, $— and $—, respectively) – See accompanying schedule:
Unaffiliated issuers	$23,328,622	$100,044,412	$15,422,203	$39,691,962
Fidelity Central Funds	—	273,398	20,015	62,233
Total Investments in Securities	$23,328,622	$100,317,810	$15,442,218	$39,754,195
Segregated cash with brokers for derivative instruments	12,612	42,082	5,260	15,781
Cash	—	—	1,885	—
Foreign currency held at value (cost $77,465, $77,855, $19,877 and $86,673, respectively)	77,405	78,402	19,554	85,105
Receivable for investments sold	154,699	—	—	—
Dividends receivable	59,738	563,500	52,050	144,354
Reclaims receivable	—	179,619	29,740	82,027
Receivable for daily variation margin on futures contracts	945	—	—	—
Distributions receivable from Fidelity Central Funds	—	1,295	—	—
Total assets	23,634,021	101,182,708	15,550,707	40,081,462
Liabilities
Payable to custodian bank	5,529	81,317	—	—
Payable for investments purchased	—	31,255	—	10,395
Accrued management fees	8,940	32,726	5,164	12,297
Payable for daily variation margin on futures contracts	—	10,094	1,261	3,785
Other payables and accrued expenses	24,720	—	—	—
Collateral on securities loaned, at value	—	171,700	—	—
Total liabilities	39,189	327,092	6,425	26,477
Net Assets	$23,594,832	$100,855,616	$15,544,282	$40,054,985
Net Assets consist of:
Paid in capital	$25,680,930	$105,556,849	$16,170,396	$42,829,477
Total accumulated earnings (loss)	(2,086,098)	(4,701,233)	(626,114)	(2,774,492)
Net Assets	$23,594,832	$100,855,616	$15,544,282	$40,054,985
Shares outstanding	1,000,000	5,000,000	600,000	1,800,000
Net Asset Value per share	$ 23.59	$ 20.17	$ 25.91	$ 22.25
Investments at cost – Unaffiliated issuers	$24,730,181	$105,167,791	$15,674,038	$42,183,371
Investments at cost – Fidelity Central Funds	—	273,398	20,015	62,233
Investments at cost	$24,730,181	$105,441,189	$15,694,053	$42,245,604
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	26

Statements of Operations
For the six months ended April 30, 2022 (Unaudited)
	Fidelity Emerging Markets Multifactor ETF	Fidelity International High Dividend ETF	Fidelity International Multifactor ETF	Fidelity International Value Factor ETF
Investment Income
Dividends	$ 337,699	$ 2,107,780	$ 228,115	$ 754,077
Non-Cash dividends	51,822	123,341	17,874	—
Interest	1	14	1	2
Income from Fidelity Central Funds (including $—, $12,395, $— and $1,188, from security lending, respectively)	59	12,589	45	1,237
Income before foreign taxes withheld	389,581	2,243,724	246,035	755,316
Less foreign taxes withheld	(36,132)	(178,794)	(30,109)	(53,633)
Total income	353,449	2,064,930	215,926	701,683
Expenses
Management fees	48,284	179,869	33,022	77,421
Independent trustees' fees and expenses	36	148	29	67
Total expenses before reductions	48,320	180,017	33,051	77,488
Expense reductions	(2)	(1)	(9)	(2)
Total expenses	48,318	180,016	33,042	77,486
Net investment income (loss)	305,131	1,884,914	182,884	624,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities (net of foreign taxes of $45,517, $-, $-, $-, respectively.)	(333,210)	(311,363)	(539,217)	(656,962)
Net realized gain (loss) on In-kind redemptions	—	7,060,605	376,924	2,106,211
Net realized gain (loss) on futures contracts	(11,684)	(127,397)	(27,625)	(21,106)
Net realized gain (loss) on foreign currency transactions	(12,412)	(5,858)	(2,739)	(5,781)
Total net realized gain (loss)	(357,306)	6,615,987	(192,657)	1,422,362
Change in net unrealized appreciation (depreciation) on investment securities (net of decrease in deferred foreign taxes of $29,103, $-, $- and $-, respectively.)	(1,476,366)	(11,598,633)	(1,834,482)	(4,682,555)
Change in net unrealized appreciation (depreciation) on futures contracts	2,247	(48,426)	1,579	(13,793)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	2,323	(31,655)	(4,542)	(13,325)
Total change in net unrealized appreciation (depreciation)	(1,471,796)	(11,678,714)	(1,837,445)	(4,709,673)
Net gain (loss)	(1,829,102)	(5,062,727)	(2,030,102)	(3,287,311)
Net increase (decrease) in net assets resulting from operations	$(1,523,971)	$ (3,177,813)	$(1,847,218)	$(2,663,114)
See accompanying notes which are an integral part of the financial statements.
27	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Emerging Markets Multifactor ETF		Fidelity International High Dividend ETF
	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 305,131	$ 500,688	$ 1,884,914	$ 2,736,527
Net realized gain (loss)	(357,306)	136,954	6,615,987	2,501,097
Change in net unrealized appreciation (depreciation)	(1,471,796)	259,838	(11,678,714)	16,555,183
Net increase (decrease) in net assets resulting from operations	(1,523,971)	897,480	(3,177,813)	21,792,807
Distributions to shareholders	(234,000)	(465,600)	(1,839,700)	(2,688,900)
Share transactions
Proceeds from sales of shares	4,649,877	11,022,150	54,108,330	17,802,806
Cost of shares redeemed	—	—	(30,432,276)	—
Net increase (decrease) in net assets resulting from share transactions	4,649,877	11,022,150	23,676,054	17,802,806
Total increase (decrease) in net assets	2,891,906	11,454,030	18,658,541	36,906,713
Net Assets
Beginning of period	20,702,926	9,248,896	82,197,075	45,290,362
End of period	$23,594,832	$20,702,926	$100,855,616	$82,197,075
Other Information
Shares
Sold	200,000	400,000	2,500,000	900,000
Redeemed	—	—	(1,400,000)	—
Net increase (decrease)	200,000	400,000	1,100,000	900,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	28

Statements of Changes in Net Assets
	Fidelity International Multifactor ETF		Fidelity International Value Factor ETF
	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 182,884	$ 305,654	$ 624,197	$ 953,166
Net realized gain (loss)	(192,657)	299,275	1,422,362	2,419,526
Change in net unrealized appreciation (depreciation)	(1,837,445)	1,701,847	(4,709,673)	3,280,854
Net increase (decrease) in net assets resulting from operations	(1,847,218)	2,306,776	(2,663,114)	6,653,546
Distributions to shareholders	(292,800)	(291,700)	(801,100)	(1,020,000)
Share transactions
Proceeds from sales of shares	2,824,049	8,431,231	11,974,615	26,441,620
Cost of shares redeemed	(2,787,735)	—	(9,904,849)	(4,879,284)
Net increase (decrease) in net assets resulting from share transactions	36,314	8,431,231	2,069,766	21,562,336
Total increase (decrease) in net assets	(2,103,704)	10,446,307	(1,394,448)	27,195,882
Net Assets
Beginning of period	17,647,986	7,201,679	41,449,433	14,253,551
End of period	$15,544,282	$17,647,986	$40,054,985	$41,449,433
Other Information
Shares
Sold	100,000	300,000	500,000	1,100,000
Redeemed	(100,000)	—	(400,000)	(200,000)
Net increase (decrease)	—	300,000	100,000	900,000
See accompanying notes which are an integral part of the financial statements.
29	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Emerging Markets Multifactor ETF
	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 25.88	$ 23.12	$24.68	$25.00
Income from Investment Operations
Net investment income (loss)B	0.36	0.72	0.55	0.50
Net realized and unrealized gain (loss)	(2.38)	2.67	(1.57)	(0.34)
Total from investment operations	(2.02)	3.39	(1.02)	0.16
Distributions from net investment income	(0.27)	(0.63)	(0.54)	(0.48)
Total distributions	(0.27)	(0.63)	(0.54)	(0.48)
Net asset value, end of period	$ 23.59	$ 25.88	$23.12	$24.68
Total ReturnC,D,E	(7.83)%	14.55%	(4.03)%	0.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45% H	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45% H
Expenses net of all reductions	.45% H	.45%	.45%	.45% H
Net investment income (loss)	2.84% H	2.64%	2.39%	3.05% H
Supplemental Data
Net assets, end of period (000 omitted)	$23,595	$20,703	$9,249	$9,872
Portfolio turnover rateI	31% J,K	65% K	66%	34% J,K

A	For the period February 26, 2019 (commencement of operations) through October 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	30

Financial Highlights
	Fidelity International High Dividend ETF
	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 21.08	$ 15.10	$ 20.96	$ 20.56	$ 25.08
Income from Investment Operations
Net investment income (loss)B	0.43	0.77	0.60	1.04	0.82
Net realized and unrealized gain (loss)	(0.93)	5.95	(5.81)	0.31	(4.63)
Total from investment operations	(0.50)	6.72	(5.21)	1.35	(3.81)
Distributions from net investment income	(0.41)	(0.74)	(0.65)	(0.95)	(0.71)
Total distributions	(0.41)	(0.74)	(0.65)	(0.95)	(0.71)
Net asset value, end of period	$ 20.17	$ 21.08	$ 15.10	$ 20.96	$ 20.56
Total ReturnC,D,E	(2.36)%	44.78%	(24.98)%	6.84%	(15.44)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39% H	.39%	.39%	.39%	.39% H
Expenses net of fee waivers, if any	.39% H	.39%	.39%	.39%	.39% H
Expenses net of all reductions	.39% H	.39%	.39%	.39%	.39% H
Net investment income (loss)	4.09% H	3.82%	3.38%	5.07%	4.59% H
Supplemental Data
Net assets, end of period (000 omitted)	$100,856	$82,197	$45,290	$44,022	$18,500
Portfolio turnover rateI,J	66% K	67%	82%	47%	42% K

A	For the period January 16, 2018 (commencement of operations) through October 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
31	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity International Multifactor ETF
	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$ 29.41	$ 24.01	$26.18	$ 25.05
Income from Investment Operations
Net investment income (loss)B	0.30	0.65	0.57	0.55
Net realized and unrealized gain (loss)	(3.31)	5.34	(2.07)	1.12
Total from investment operations	(3.01)	5.99	(1.50)	1.67
Distributions from net investment income	(0.49)	(0.59)	(0.67)	(0.54)
Total distributions	(0.49)	(0.59)	(0.67)	(0.54)
Net asset value, end of period	$ 25.91	$ 29.41	$24.01	$ 26.18
Total ReturnC,D,E	(10.39)%	25.08%	(5.73)%	6.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39% H	.39%	.39%	.39% H
Expenses net of fee waivers, if any	.39% H	.39%	.39%	.39% H
Expenses net of all reductions	.39% H	.39%	.39%	.39% H
Net investment income (loss)	2.16% H	2.28%	2.29%	3.18% H
Supplemental Data
Net assets, end of period (000 omitted)	$15,544	$17,648	$7,202	$10,473
Portfolio turnover rateI,J	33% K	74%	69%	35% K

A	For the period February 26, 2019 (commencement of operations) through October 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	32

Financial Highlights
	Fidelity International Value Factor ETF
	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 24.38	$ 17.82	$ 21.89	$ 20.89	$ 25.00
Income from Investment Operations
Net investment income (loss)B	0.38	0.79	0.51	0.80	0.62
Net realized and unrealized gain (loss)	(2.03)	6.54	(4.09)	1.05	(4.18)
Total from investment operations	(1.65)	7.33	(3.58)	1.85	(3.56)
Distributions from net investment income	(0.48)	(0.77)	(0.49)	(0.85)	(0.55)
Total distributions	(0.48)	(0.77)	(0.49)	(0.85)	(0.55)
Net asset value, end of period	$ 22.25	$ 24.38	$ 17.82	$ 21.89	$ 20.89
Total ReturnC,D,E	(6.85)%	41.36%	(16.32)%	9.04%	(14.46)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39% H	.39%	.39%	.39%	.39% H
Expenses net of fee waivers, if any	.39% H	.39%	.39%	.39%	.39% H
Expenses net of all reductions	.39% H	.39%	.39%	.39%	.39% H
Net investment income (loss)	3.15% H	3.32%	2.60%	3.74%	3.38% H
Supplemental Data
Net assets, end of period (000 omitted)	$40,055	$41,449	$14,254	$13,135	$12,532
Portfolio turnover rateI	26% J,K	101% K	76% K	56%	65% J,K

A	For the period January 16, 2018 (commencement of operations) through October 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
33	Semi-Annual Report

Notes to Financial Statements
For the period ended April 30, 2022 (Unaudited)
1. Organization.
Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Semi-Annual Report	34

3. Significant Accounting Policies – continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of each Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statements of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statements of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statements of Assets and Liabilities in reclaims receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Multifactor ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statements of Assets & Liabilities.
35	Semi-Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Multifactor ETF	$ 24,866,654	$ 1,648,498	$ (3,186,530)	$ (1,538,032)
Fidelity International High Dividend ETF	105,825,258	2,990,162	(8,497,610)	(5,507,448)
Fidelity International Multifactor ETF	15,833,503	927,234	(1,318,519)	(391,285)
Fidelity International Value Factor ETF	42,449,275	1,776,625	(4,471,705)	(2,695,080)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity Emerging Markets Multifactor ETF	$ (279,322)	$ (93,236)	$ (372,558)
Fidelity International High Dividend ETF	(1,312,216)	(4,653,304)	(5,965,520)
Fidelity International Multifactor ETF	(81,871)	—	(81,871)
Fidelity International Value Factor ETF	—	(1,590,085)	(1,590,085)
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity Risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Semi-Annual Report	36

4. Derivative Instruments – continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Emerging Markets Multifactor ETF	10,021,625	6,558,522
Fidelity International High Dividend ETF	62,764,177	59,611,584
Fidelity International Multifactor ETF	5,674,893	5,532,695
Fidelity International Value Factor ETF	10,269,916	10,372,459
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Emerging Markets Multifactor ETF	1,041,928	—
Fidelity International High Dividend ETF	50,294,221	30,243,066
Fidelity International Multifactor ETF	2,689,595	2,779,745
Fidelity International Value Factor ETF	11,596,670	9,783,189
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .39% of each Fund’s average net assets for Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Fidelity Emerging Markets Multifactor ETF’s management fee is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Sub-Adviser. Geode Capital Management, LLC (Geode) serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
37	Semi-Annual Report

Notes to Financial Statements  – continued
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund’s daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statements of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statements of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International High Dividend ETF	$ 1,339	$ —	$ —
Fidelity International Value Factor ETF	129	—	—
8. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Emerging Markets Multifactor ETF	$ 2
Fidelity International High Dividend ETF	1
Fidelity International Multifactor ETF	9
Fidelity International Value Factor ETF	2
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
Semi-Annual Report	38

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2021 to April 30, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During PeriodB November 1, 2021 to April 30, 2022
Fidelity Emerging Markets Multifactor ETF	0.45%
Actual		$ 1,000.00	$ 921.70	$ 2.14
Hypothetical C		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity International High Dividend ETF	0.39%
Actual		$ 1,000.00	$ 976.40	$ 1.91
Hypothetical C		$ 1,000.00	$ 1,022.86	$ 1.96
Fidelity International Multifactor ETF	0.39%
Actual		$ 1,000.00	$ 896.10	$ 1.83
Hypothetical C		$ 1,000.00	$ 1,022.86	$ 1.96
Fidelity International Value Factor ETF	0.39%
Actual		$ 1,000.00	$ 931.50	$ 1.87
Hypothetical C		$ 1,000.00	$ 1,022.86	$ 1.96

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
39	Semi-Annual Report

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
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43	Semi-Annual Report

IHD-IVE-SANN-0622
1.9885305.104

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 21, 2022

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 21, 2022